As filed with the Securities and Exchange Commission on March 28, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08029

Granum Series Trust
(Exact name of registrant as specified in charter)

126 East 56th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Jonas B. Siegel
126 East 56th Street, New York, NY 10022
(Name and address of agent for service)

(212) 407-3400
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

GRANUM VALUE FUND

SCHEDULE OF INVESTMENTS
January 31, 2006 (Unaudited)

Shares		COMMON STOCKS - 99.9%**	Value

		Banks and Savings & Loans - 11.3%**
149,400		The Bank of New York Company, Inc.	$4,752,414
73,200		Dime Bancorp, Inc. Warrants *(c)	9,589
134,100		North Fork Bancorporation, Inc.	3,449,052
140,585		Ocwen Financial Corporation *	1,415,691
95,760		PFF Bancorp, Inc.	3,030,804
80,000		U.S. Bancorp	2,392,800
			15,050,350

		Broadcasting & Cable - 2.2%**
16,042		Liberty Global, Inc. - Class A *	343,299
16,042		Liberty Global Inc. - Series C *	324,369
270,350		Liberty Media Corporation - Class A *	2,260,126
			2,927,794

		Business Services - 5.4%**
255,800		The Reynolds & Reynolds Company - Class A	7,264,720

		Coal Mining - 1.0%**
31,800		Massey Energy Company	1,311,750

		Commercial Building - 8.3%**
291,800		Forest City Enterprises, Inc. - Class A	11,050,466

		Defense - 6.0%**
103,800		Alliant Techsystems, Inc. *	8,044,500

		Diversified Commercial Services - 0.1%**
2,063		PICO Holdings, Inc. *	72,968

		Electronics, Instruments & Related Products - 4.2%**
96,873		American Technology Corporation *	416,554
27,200		Canon, Inc. ADR	1,637,984
62,500		Mettler-Toledo International, Inc. *	3,618,125
			5,672,663

		Entertainment & Leisure - 3.4%**
33,611		Harrah's Entertainment, Inc.	2,473,770
298,300		Hollywood Media Corp. *	1,327,435
68,256		Lakes Entertainment, Inc. *	682,560
			4,483,765

		Financial Services - 11.2%**
19,200		Ambac Financial Group, Inc.	1,474,752
60,200		Fannie Mae	3,487,988
53,100		Freddie Mac	3,603,366
29,400		ITLA Capital Corporation *	1,370,040
89,100		Radian Group, Inc.	5,099,193
			15,035,339

		Health Care - 7.1%**
120,500		Caremark Rx, Inc. *	5,940,650
120,000		Cyberonics, Inc. *	3,601,200
			9,541,850

		Insurance - 8.5%**
91,000		Everest Re Group, Ltd.	8,795,150
75,900		Willis Group Holdings Limited	2,634,489
			11,429,639

		Pharmaceuticals - 2.6%**
25,800		Pfizer Inc.	662,544
65,800		Teva Pharmaceutical Industries, Ltd. ADR	2,805,054
			3,467,598

		Printing & Publishing - 0.7%**
97,700		Hollinger International Inc.	883,208

		Private Placements - 0.0%**
419,803		Intertainer Inc. Series C Convertible Preferred
		(Acquired 2/12/99, 5/12/00, 7/15/03; Cost $1,257,108)(a)(b) *	14,798

		REITS - 6.7%**
181,100		Anthracite Capital, Inc.	2,031,942
159,300		Redwood Trust, Inc.	6,921,585
			8,953,527

		Residential Building - 9.3%**
311,200		Pulte Homes, Inc.	12,416,880

		Restaurants - 0.6%**
162,800		The Smith & Wollensky Restaurant Group, Inc. *	838,420

		Retail - 0.6%**
109,500		Design Within Reach, Inc. *	782,925

		Software - 3.1%**
153,256		Computer Associates International, Inc.	4,183,889

		Telecommunications - 1.4%**
152,300		Citizens Communications Company	1,868,721

		Tobacco Products - 5.1%**
94,000		Altria Group, Inc.	6,799,960

		Transportation Services - 1.1%**
29,400		YRC Worldwide, Inc. *	1,465,296

		Total Common Stock (Cost $69,799,542)	$133,561,026

Principal
Amount			Value
		VARIABLE RATE DEMAND NOTES # - 0.1%**
31,601		American Family Financial Services, Inc., 4.217%	$31,601
70,000		Wisconsin Corporate Central Credit Union, 4.204%	70,000

		TOTAL VARIABLE RATE DEMAND NOTES
		(Cost $101,601)	$101,601

		Total Investments (Cost $69,901,143) - 100.0%**	$133,662,627

	*	Non-income producing security.
	**	Calculated as a percentage of net assets.
	#	Variable rate demand notes are considered short-term obligations and are
		payable on demand. Interest rates change periodically on specified dates.
		The rates listed are as of January 31, 2006.
	(a)	Restricted Security.
	(b)	Board Valued Security.
	(c)	Represents one Litigation Tracking Warrant (LTW). Each LTW represents the
		right to purchase a specified amount of Dime Bancorp, Inc. common stock at an
		exercise price of $0.01 per share.
	ADR	American Depository Receipt

Schedule of Securities Sold Short
January 31, 2006 (Unaudited)

		Market
Shares		Value
53,700	Regional Bank HOLDRs Trust	7,603,920
49,300	Retail HOLDRs Trust	4,707,164
89,400	Semiconductor HOLDRs Trust	3,353,394
40,000	SPDR Trust Series 1	5,100,000

	Total Securities Sold Short	$20,764,478
	(Proceeds $19,985,107)

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Granum Value Fund

Cost of investments	$69,901,143

Gross unrealized appreciation	65,463,300
Gross unrealized depreciation	(2,481,186)
Net unrealized appreciation	$62,982,114

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Granum Series Trust

By (Signature and Title)    /s/ Lewis M. Eisenberg
                                                    Lewis M. Eisenberg, Co-Chairman

Date  March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Lewis M. Eisenberg
                                                      Lewis M. Eisenberg, Co-Chairman

Date March 23, 2006

By (Signature and Title)*    /s/ Walter F. Harrison, III
                                                       Walter F. Harrison, III, Co-Chairman

Date  March 22, 2006

By (Signature and Title)*     /s/ Jonas B. Siegel
                                                       Jonas B. Siegel, Treasurer

Date  March 22, 2006